Operations and Reorganization - Liquidity (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jun. 30, 2016 shares	Jun. 10, 2016 shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Mar. 23, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Liquidity
Net losses			$ 89,270	¥ 580,811	¥ 514,778	¥ 327,086
Accumulated deficit			$ 269,552		1,172,976			¥ 1,753,787
Net current liabilities | ¥					126,071			715,987
Proceeds from IPO, CPP and exercise of over-allotment options, net of expenses | ¥					¥ 424,459
Amount of cash and cash equivalent and time deposit | ¥								¥ 623,420
Subsequent event
Liquidity
Principal amount | $							$ 13,000
Class A ordinary shares
Liquidity
Number of shares issued (in shares)	57,189,473
IPO | ADS
Liquidity
Number of shares issued (in shares)		2,400,000
IPO | Class A ordinary shares
Liquidity
Number of shares issued (in shares)		36,000,000
Private placement | Class A ordinary shares
Liquidity
Number of shares issued (in shares)		15,789,473
Over-allotments | ADS
Liquidity
Number of shares issued (in shares)		360,000
Over-allotments | Class A ordinary shares
Liquidity
Number of shares issued (in shares)	5,400,000
DCM | Private placement | Class A ordinary shares
Liquidity
Number of shares issued (in shares)		11,842,105
Sequoia | Private placement | Class A ordinary shares
Liquidity
Number of shares issued (in shares)		3,947,368